Subsequent Events (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Subsequent Event [Line Items]
Contributions	$ 6,638,417	$ 15,707,564
Subsequent Event [Member]
Subsequent Event [Line Items]
Contributions	480,000
Withdrawls	$ 2,773,855